Share-based Compensation Expenses (Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2014 ¥ / shares	Dec. 31, 2013 ¥ / shares
Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Fair value of the common share on the date of option grant | (per share)	$ 4.21	$ 3.33	$ 0.91	¥ 27.27	¥ 20.66	¥ 5.63
Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Fair value of the common share on the date of option grant | (per share)	$ 5.26	$ 6.98	$ 1.98	¥ 34.07	¥ 43.31	¥ 12.26
2008 Plan [Member] | Stock options [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years		6 years
2008 Plan [Member] | Stock options [Member] | Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	50.90%	50.00%	50.00%
Risk-free interest rate (per annum) (as a percent)	2.09%	1.99%	1.08%
Exercise multiple	2.2	2.2	2.2
Expected term (in years)		6 years
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%	0.00%
2008 Plan [Member] | Stock options [Member] | Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	51.70%	51.10%	52.00%
Risk-free interest rate (per annum) (as a percent)	2.24%	2.60%	1.75%
Exercise multiple	2.8	2.8	2.8
Expected term (in years)		10 years
Expected forfeiture rate (post-vesting) (as a percent)	20.00%	20.00%	20.00%